Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation

					Initial Cost to Company			Gross Amount Carried as of December 31, 2021
Description	Location	Ownership Percent	Number of Units	Encumbrances	Land	Buildings, Intangibles and Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings, Intangibles and Improvements	Total (1)	Accumulated Depreciation and Amortization (2)	Year(s) Built	Date Acquired
Stabilized Multifamily Apartment Communities:
Cason Estates	Murfreesboro, TN	100.0%	262	$(33,594)	$4,806	$46,666	$139	$4,806	$46,805	$51,611	$(2,869)	2005	5/7/2021
Cottonwood	Salt Lake City, UT	100.0%	264	(21,645)	6,556	40,745	776	6,556	41,521	48,077	(2,178)	1986	5/7/2021
Cottonwood One Upland	Boston, MA	100.0%	262	(20,000)	14,515	89,428	335	14,515	89,763	104,278	(8,137)	2016	3/19/2020
Cottonwood Reserve	Charlotte, NC	91.1%	352	(38,314)	12,634	64,986	269	12,634	65,255	77,889	(3,967)	2004	5/7/2021
Cottonwood West Palm	West Palm Beach, FL	100.0%	245	(35,995)	9,380	57,073	366	9,380	57,439	66,819	(6,934)	2018	5/30/2019
Cottonwood Westside	Atlanta, GA	100.0%	197	(25,506)	8,641	39,324	106	8,641	39,430	48,071	(2,358)	2014	5/7/2021
Enclave on Golden Triangle	Keller, TX	98.9%	273	(34,000)	4,888	46,712	168	4,888	46,880	51,768	(2,410)	2006	5/7/2021
Heights at Meridian	Durham, NC	100.0%	339	(33,750)	5,971	74,022	172	5,971	74,194	80,165	(4,158)	2015	5/7/2021
Melrose	Nashville, TN	100.0%	220	(47,100)	8,822	58,676	96	8,822	58,772	67,594	(4,057)	2015	5/7/2021
Parc Westborough	Boston, MA	100.0%	249	(38,010)	12,759	61,302	65	12,759	61,367	74,126	(4,088)	2016	5/7/2021
Pavilions	Albuquerque, NM	96.4%	240	(37,350)	5,924	55,177	241	5,924	55,418	61,342	(2,688)	1992	5/7/2021
Raveneaux	Houston, TX	97.0%	382	(26,675)	6,249	51,251	147	6,249	51,398	57,647	(2,983)	2000	5/7/2021
Regatta	Houston, TX	100.0%	490	(35,367)	8,449	39,651	601	8,449	40,252	48,701	(2,677)	1968-1976	5/7/2021
Retreat at Peachtree City	Peachtree City, GA	100.0%	312	(48,719)	5,669	66,888	282	5,669	67,170	72,839	(4,090)	1999	5/7/2021
Scott Mountain	Portland, OR	95.8%	262	(48,373)	6,952	63,758	151	6,952	63,909	70,861	(2,995)	1997, 2000	5/7/2021
Stonebriar of Frisco	Frisco, TX	84.2%	306	(36,400)	5,737	53,463	290	5,737	53,753	59,490	(2,715)	1999	5/7/2021
Summer Park	Buford, GA	98.7%	358	(44,620)	9,474	66,200	252	9,474	66,452	75,926	(4,029)	2001	5/7/2021
The Marq Highland Park	Tampa, FL	100.0%	239	(34,613)	6,280	59,424	149	6,280	59,573	65,853	(3,763)	2015	5/7/2021
Development Projects:
Cottonwood on Broadway	Salt Lake City, UT	18.8%	254	(27,476)	11,042	30,958	20,026	11,042	50,984	62,026	—	N/A	5/7/2021
Park Avenue	Salt Lake City, UT	23.6%	234	(29,520)	11,369	30,931	19,019	11,369	49,950	61,319	—	N/A	5/7/2021
Sugarmont (3)	Salt Lake City, UT	99.0%	341	(59,660)	17,838	94,662	21,193	17,838	115,855	133,693	(939)	N/A	5/7/2021
Cottonwood on Highland	Millcreek, UT	36.9%	250	—	7,405	1,695	15,797	7,405	17,492	24,897	—	N/A	5/7/2021
Other Developments	Various	Various	N/A	—	11,171	—	355	11,171	355	11,526	—	N/A	Various

		Total	6,331	$(756,687)	$202,531	$1,192,992	$80,995	$202,531	$1,273,987	$1,476,518	$(68,035)

(1)	The aggregate cost of real estate for federal income tax purposes was $1.0 billion (unaudited) as of December 31, 2021.
(2)
Depreciation is recognized on a straight-line basis over the estimated useful asset lives of the related assets, which is 30 years for buildings and ranges from five to 15 years for land improvements, building improvements and furniture, fixtures and equipment. Intangible assets are amortized to depreciation and amortization over the remaining lease term.

(3)
Lease-up
on initial available units at Sugarmont began in Q2 2021, with the completion of construction expected in Q2 2022. Sugarmont includes 341 units, of which 293 had been placed in service as of December 31, 2021. We own 99.0% of Sugarmont and the remaining one percent interest not owned by us has limited rights, including the right to control on behalf of the joint venture the prosecution and resolution of all litigation, claims, or causes of action that the joint venture has or may have against certain third parties associated with the design and construction of Sugarmont, as well as the obligation to defend any crossclaims resulting from these actions.

The following table summarized the changes in our consolidated real estate assets and accumulated depreciation for the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Real estate assets:
Balance at beginning of the year	$170,796	$66,644
Additions during the year:
Acquisitions	1,295,086 (1)	103,942
Improvements and development costs	80,775	210
Dispositions and deconsolidations during the year:
Dispositions and deconsolidations	(70,139)	—

Balance at end of the year	$1,476,518	$170,796

Accumulated depreciation and amortization:
Balance at beginning of the year	$(9,704)	$(2,738)
Depreciation and amortization	(61,243)	(6,966)
Dispositions and deconsolidations	2,912	—

Balance at end of the year	$(68,035)	$(9,704)

(1)
Aside from a portion of the other development real estate assets listed on our “Schedule III—Real Estate and Accumulated Depreciation,” all of our 2021 acquisitions of real estate were from the merger with CRII, which was an affiliated entity. The CRII Merger was accounted for as a business combination in accordance with ASC 805. See Note 3 for additional information regarding the CRII Merger including the amount of real estate assets acquired as part of the merger.